John Hancock Funds II
Supplement dated March 2, 2012
to the Prospectus dated December 31, 2011
Financial Services Fund
The sections “Management — Portfolio Managers” and “Fund details — Subadvisory Arrangements and Management Biographies— Davis Selected Advisers, L.P.” are amended as follows:
Effective March 2, 2012, Charles Cavanaugh is no longer a portfolio manager of the Fund.
Kenneth Feinberg will continue to serve as portfolio manager of the Fund.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated March 2, 2012
to the Statement of Additional Information dated December 31, 2011
Financial Services Fund
The section “APPENDIX B — PORTFOLIO MANAGER INFORMATION — Davis Selected Advisers, L.P.” is amended as follows:
Effective March 2, 2012, Charles Cavanaugh is no longer a portfolio manager of the Fund.
Kenneth Feinberg will continue to serve as portfolio manager of the Fund.